Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Cash flows from operating activities:
Consolidated net income	$ 15,080	$ 17,099	$ 16,695
Income from discontinued operations, net of income taxes	0	(285)	(144)
Income from continuing operations	15,080	16,814	16,551
Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	9,454	9,173	8,870
Deferred income taxes	(672)	(503)	(279)
Other operating activities	1,410	785	938
Changes in certain assets and liabilities, net of effects of acquisitions:
Receivables, net	(19)	(569)	(566)
Inventories	(703)	(1,229)	(1,667)
Accounts payable	2,008	2,678	531
Accrued liabilities	1,303	1,249	103
Accrued income taxes	(472)	166	(1,224)
Net cash provided by operating activities	27,389	28,564	23,257
Cash flows from investing activities:
Payments for property and equipment	(11,477)	(12,174)	(13,115)
Proceeds from the disposal of property and equipment	635	570	727
Proceeds from the disposal of certain operations	246	671	0
Other investing activities	(79)	(192)	(138)
Net cash used in investing activities	(10,675)	(11,125)	(12,526)
Cash flows from financing activities:
Net change in short-term borrowings	1,235	(6,288)	911
Proceeds from issuance of long-term debt	39	5,174	7,072
Payments of long-term debt	(4,432)	(3,904)	(4,968)
Dividends paid	(6,294)	(6,185)	(6,139)
Purchase of Company stock	(4,112)	(1,015)	(6,683)
Dividends paid to noncontrolling interest	(719)	(600)	(426)
Purchase of noncontrolling interest	(1,326)	(1,844)	(296)
Other financing activities	(513)	(409)	(260)
Net cash used in financing activities	(16,122)	(15,071)	(10,789)
Effect of exchange rates on cash and cash equivalents	(1,022)	(514)	(442)
Net increase (decrease) in cash and cash equivalents	(430)	1,854	(500)
Cash and cash equivalents at beginning of year	9,135	7,281	7,781
Cash and cash equivalents at end of period	8,705	9,135	7,281
Supplemental disclosure of cash flow information:
Income Taxes Paid	8,111	8,169	8,641
Interest Paid	$ 2,540	$ 2,433	$ 2,362